Subsequent Events	3 Months Ended
Mar. 31, 2026
Subsequent Events
Subsequent Events
12.
Subsequent Events

Subsequent to March 31, 2026, the Company undertook the following significant events:

ATM Share Issuances

The Company issued 491,880 common shares at an average price of $3.77 per share, under the Current ATM Program, providing gross and net proceeds of $1.9 million and $1.8 million, respectively.